Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,878,762)	$ (3,932,965)	$ (7,570,873)	$ (787,512)